Financial Risk Management - Capital Risk Management, Narrative (Details) R in Millions, $ in Millions				1 Months Ended
	Jun. 30, 2020 ZAR (R)	Jun. 24, 2020 ZAR (R)	Jun. 24, 2020 USD ($)	Jun. 30, 2020 ZAR (R)	Jul. 31, 2018 ZAR (R)
Financial Instruments [Abstract]
Proceeds from issuing shares	R 3,466	R 3,466	$ 200	R 3,466	R 1,260